Government Grants (Details) - Schedule of research and development - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Research And Development Abstract
Rapid detection of antibody-based pathogens	$ 19,072	$ 64,596
Multi-marker test for the early detection of pancreatic cancer	50,037	79,116
Total research and development projects	$ 69,109	$ 143,712